Consolidated Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Health Care Services Portfolio
May 31, 2026
MED-NPRT1-0726
1.802180.122
Common Stocks - 91.8%
	Shares	Value ($)
UNITED STATES - 91.8%
Health Care - 91.8%
Health Care Equipment & Supplies - 0.0%
Medline Inc Class A	1,100	40,216
Health Care Providers & Services - 91.8%
Acadia Healthcare Co Inc (a)(b)	281,999	6,542,377
Addus HomeCare Corp (a)	1,661	152,280
Alignment Healthcare Inc (a)	1,357,300	20,793,836
Astrana Health Inc (a)(b)	397,590	14,957,336
BrightSpring Health Services Inc (a)	648,065	39,972,649
Cardinal Health Inc	58,386	11,490,365
Cencora Inc	138,968	37,432,420
CVS Health Corp	1,150,670	104,687,957
DaVita Inc (a)	84,600	16,442,856
Elevance Health Inc	217,180	85,393,004
Encompass Health Corp	137,300	14,533,205
GeneDx Holdings Corp Class A (a)	1,000	51,990
Guardant Health Inc (a)	86,466	11,213,776
Guardian Pharmacy Services Inc Class A (a)	174,807	6,772,023
HCA Healthcare Inc	11,867	4,492,134
Henry Schein Inc (a)	400	30,632
Hims & Hers Health Inc Class A (a)(b)	70,100	1,833,115
Hinge Health Inc Class A (a)	1,000	56,210
Humana Inc	69,400	21,196,148
LifeStance Health Group Inc (a)	1,772,268	13,664,186
Lumexa Imaging Holdings Inc (b)	150,838	1,173,520
McKesson Corp	52,370	38,881,583
Molina Healthcare Inc (a)	300	52,080
NeoGenomics Inc (a)(b)	149,300	1,570,636
Option Care Health Inc (a)	100	2,087
PACS Group Inc (a)	227,500	8,337,875
Pediatrix Medical Group Inc (a)	695,000	14,970,300
Privia Health Group Inc (a)	776,464	16,701,741
Surgery Partners Inc (a)(b)	1,056,357	14,112,930
Tenet Healthcare Corp (a)	141,850	24,869,142
UnitedHealth Group Inc	520,282	197,868,447
US Physical Therapy Inc (b)	142,708	9,170,416
		739,419,256
Health Care Technology - 0.0%
Waystar Holding Corp (a)	3,500	69,685
TOTAL UNITED STATES		739,529,157
TOTAL COMMON STOCKS (Cost $436,919,993)		739,529,157

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
UNITED STATES - 0.6%
Health Care - 0.6%
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (a)(c)(d)(e)	69,639	341,927
Health Care Technology - 0.6%
Aledade Inc Series B1 (a)(c)(d)	52,232	1,674,558
Aledade Inc Series E1 (a)(c)(d)	40,149	1,287,176
Aledade Inc Series F (a)(c)(d)	59,859	1,919,080
		4,880,814
TOTAL UNITED STATES		5,222,741
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,224,181)		5,222,741

Money Market Funds - 9.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.67	59,764,668	59,776,622
Fidelity Securities Lending Cash Central Fund (f)(g)	3.67	15,709,839	15,711,409
TOTAL MONEY MARKET FUNDS (Cost $75,488,031)			75,488,031

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $521,632,205)	820,239,929
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(14,696,203)
NET ASSETS - 100.0%	805,543,726

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,222,741 or 0.6% of net assets.

(d)	Level 3 security.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $8,954,298.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	2,000,000

Aledade Inc Series E1	5/20/2022	1,999,998

Aledade Inc Series F	6/7/2023	2,999,983

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	1,998,863

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,085,217	111,885,900	53,194,495	40,474	-	-	59,776,622	59,764,668	0.1%
Fidelity Securities Lending Cash Central Fund	29,964,986	50,533,444	64,787,021	8,811	-	-	15,711,409	15,709,839	0.0%
Total	31,050,203	162,419,344	117,981,516	49,285	-	-	75,488,031

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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